[SBG LOGO] The Security Benefit
           Group of Companies
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May 4, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:  T. Rowe Price No-Load Deferred Variable Annuity
     T. Rowe Price No-Load Immediate Variable Annuity
     File Nos.:  33-83238 and 811-8724

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933, please accept this letter as certification  that the T. Rowe Price No-Load
Deferred Variable Annuity and T. Rowe Price No-Load  Immediate  Variable Annuity
Prospectus  and  Statement  of  Additional  Information  do not differ from that contained in Post-Effective Amendment No. 14 to the Registration Statement filed under  the  Securities  Act of 1933 and  Amendment  No.  15 to the  Registration
Statement filed under the Investment  Company Act of 1940.  This  Post-Effective
Amendment was filed electronically on April 30, 2004.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com